Investment Objectives and Goals - Rational Premium Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RATIONAL PREMIUM INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return consisting of long-term capital appreciation and income.